Description of Business (Details) - Draft Kings Inc	12 Months Ended
Dec. 31, 2019 state location
Number of states the company operates in	20
Number of states that entity operates in which have introduced legislation	2
Number of states that entity does not operate in which have introduced legislation	1
Number of state that currently enjoy positive legal opinions	2
IOWA
Number of locations in which the company has retail sportsbooks | location	3